OFF-BALANCE SHEET ITEMS - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 269,777,995	$ 285,802,721
Values to be Credited	241,614,071	265,571,211
Collection Values	$ 1,568,750,538	$ 1,588,997,510